Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended
	Nov. 19, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Initial public offering per units	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering			$ 270,480,000
Proceeds from Issuance of private placement	$ 7,520,000		7,520,000
Business acquisition transaction costs		$ 15,853,777	15,853,777	$ 15,853,777
Payment of stock issuance costs		5,520,000	5,520,000	5,520,000
Other offering costs		$ 673,777	673,777	673,777
Maturity of investments days	185 days	185 days
Deferred underwriting fee		$ 9,660,000	9,660,000	9,660,000
Business combinations and acquisitions tangible assets		$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of initial public offering shares		15.00%	15.00%	15.00%
Percentage of initial public offering shares redemption		100.00%	100.00%	100.00%
Payment of dissolution expenses		$ 100,000	$ 100,000	$ 100,000
Post Business Combination Target Company
Business acquisition percentage of voting interests acquired		50.00%	50.00%	50.00%
IPO
Stock issued during period shares new issues	27,600,000		27,600,000
Sale of stock, price per share	$ 10.00
Over-Allotment Option
Stock issued during period shares new issues	3,600,000
Sale of stock, price per share		$ 10.00	$ 10.00	$ 10.00
Private Placement
Stock issued during period shares new issues	752,000		752,000
Sale of stock, price per share	$ 10.00
Proceeds from Issuance of private placement	$ 7,520,000
Common Class A | IPO
Stock issued during period shares new issues	27,600,000		27,600,000
Proceeds from issuance initial public offering	$ 276,000,000
Sale of stock, price per share	$ 10.00
Common Class A | Over-Allotment Option
Stock issued during period shares new issues	3,600,000
Common Class A | Private Placement
Stock issued during period shares new issues			752,000